EXHIBIT INDEX

Exhibit Number                       Exhibit:

EX-101.INS                               XBRL Instance Document

EX-101.SCH                              XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                               XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                               XBRL Taxonomy Extension Presentation Linkbase